SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 73,448	$ 68,870	$ 51,683
Deferred taxes due to carryforward losses	16,893	15,840	11,887
Valuation allowance	(16,893)	(15,840)	(11,887)
Net deferred tax asset